Property, Plant and Equipment - Narrative (Details) € in Millions, premise in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) premise	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Total additions of property, plant and equipment	€ 4,595	€ 6,051
Investments in property, plant and equipment	4,091	5,992
Impairment loss recognised in other comprehensive income, property, plant and equipment	275
Transfers and others	(4,039)	(410)
First application of IFRS 16		(249)
Exclusion of companies		(432)
Telefónica Spain
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 1,135	1,390
Number of premises covered by fiber optic roll out | premise	25
Telefónica United Kingdom
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 737	779
Portion of additions until date of reclassification to held-for-sale	€ 253
Percent of population coverage by LTE networks	99.00%
Transfers and others	€ 3,290
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 814	807
Percent of population coverage by LTE networks	99.60%
Telefónica Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 1,048	1,605
Telefónica Hispam
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	684	1,283
Telxius Group
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	123	101
Intra-group investment in property, plant and equipment	161	244
Transfers and others	766
Telefónica México
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in depreciation, property, plant and equipment	204	23
Telefónica Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in other comprehensive income, property, plant and equipment	269
Telefónica Moviles El Salvador
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others	€ 124
Telefonica Moviles Costa Rica
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others		78
Telefonía Celular de Nicaragua, S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Exclusion of companies		103
Telefónica Móviles Panamá, S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Exclusion of companies		95
Data Centers
Disclosure of detailed information about property, plant and equipment [line items]
Exclusion of companies		€ 227